Schedule of Investments(a)
March 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–41.24%
Aerospace & Defense–0.38%
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	$200,000	$203,152
Boeing Co. (The),
6.26%, 05/01/2027	3,000	3,087
6.30%, 05/01/2029	5,000	5,246
6.39%, 05/01/2031	3,000	3,198
6.53%, 05/01/2034	25,000	26,802
5.81%, 05/01/2050	12,000	11,435
Hexcel Corp., 5.88%, 02/26/2035	11,000	11,213
Howmet Aerospace, Inc., 4.85%, 10/15/2031	5,000	4,988
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	11,000	11,153
5.75%, 01/15/2035	30,000	30,258
L3Harris Technologies, Inc., 5.40%, 07/31/2033	4,000	4,052
Lockheed Martin Corp.,
5.10%, 11/15/2027	5,000	5,115
4.50%, 02/15/2029	3,000	3,011
4.80%, 08/15/2034	8,000	7,884
5.90%, 11/15/2063	5,000	5,199
RTX Corp.,
5.75%, 01/15/2029	5,000	5,208
6.00%, 03/15/2031	3,000	3,188
5.15%, 02/27/2033	5,000	5,047
6.40%, 03/15/2054	4,000	4,381
TransDigm, Inc.,
6.75%, 08/15/2028(b)	81,000	82,284
6.38%, 03/01/2029(b)	97,000	98,110
		534,011
Agricultural & Farm Machinery–0.07%
AGCO Corp.,
5.45%, 03/21/2027	5,000	5,064
5.80%, 03/21/2034	3,000	3,044
CNH Industrial Capital LLC, 4.75%, 03/21/2028	64,000	64,124
Deere & Co., 5.45%, 01/16/2035	18,000	18,647
John Deere Capital Corp., 5.10%, 04/11/2034	14,000	14,174
		105,053
Air Freight & Logistics–0.04%
GXO Logistics, Inc.,
6.25%, 05/06/2029	18,000	18,584
6.50%, 05/06/2034	8,000	8,193
United Parcel Service, Inc.,
5.15%, 05/22/2034	9,000	9,139
5.50%, 05/22/2054	20,000	19,565
5.60%, 05/22/2064	7,000	6,860
		62,341
Application Software–0.06%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	8,000	7,815
Intuit, Inc., 5.20%, 09/15/2033	5,000	5,107
Principal Amount		Value
Application Software–(continued)
Roper Technologies, Inc.,
4.50%, 10/15/2029	$8,000	$7,954
4.75%, 02/15/2032	3,000	2,968
4.90%, 10/15/2034	23,000	22,490
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	11,000	11,131
Synopsys, Inc., 5.70%, 04/01/2055	29,000	28,815
		86,280
Asset Management & Custody Banks–0.29%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	31,000	30,702
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	3,000	3,121
5.15%, 05/15/2033	1,000	1,009
5.20%, 04/15/2035	86,000	85,833
Ares Capital Corp.,
5.88%, 03/01/2029	3,000	3,047
5.95%, 07/15/2029	4,000	4,067
5.80%, 03/08/2032	24,000	23,870
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	10,000	10,096
4.98%, 03/14/2030(c)	1,000	1,015
5.06%, 07/22/2032(c)	5,000	5,054
5.83%, 10/25/2033(c)	3,000	3,156
5.19%, 03/14/2035(c)	2,000	2,014
Series J, 4.97%, 04/26/2034(c)	4,000	3,966
Series I, 3.75%(c)(d)	1,000	958
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	8,000	7,575
5.88%, 11/15/2027	9,000	9,151
Citadel L.P.,
6.00%, 01/23/2030(b)	4,000	4,067
6.38%, 01/23/2032(b)	10,000	10,266
Northern Trust Corp., 6.13%, 11/02/2032	2,000	2,137
Sixth Street Specialty Lending, Inc., 5.63%, 08/15/2030	13,000	12,895
State Street Corp.,
5.68%, 11/21/2029(c)	3,000	3,115
4.73%, 02/28/2030	53,000	53,297
6.12%, 11/21/2034(c)	1,000	1,053
5.15%, 02/28/2036(c)	63,000	63,173
6.45%(c)(d)	60,000	60,097
		404,734
Automobile Manufacturers–2.38%
American Honda Finance Corp., 4.90%, 01/10/2034	5,000	4,885
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	150,000	150,628
5.00%, 01/15/2027(b)	150,000	151,036
5.63%, 01/13/2035(b)	116,000	116,431
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	$242,000	$245,801
7.35%, 11/04/2027	209,000	216,630
5.92%, 03/20/2028	200,000	200,975
6.80%, 05/12/2028	339,000	348,294
6.80%, 11/07/2028	200,000	205,784
7.20%, 06/10/2030	49,000	50,899
Hyundai Capital America,
5.88%, 04/07/2025(b)	2,000	2,000
5.00%, 01/07/2028(b)	143,000	143,365
5.60%, 03/30/2028(b)	5,000	5,095
5.35%, 03/19/2029(b)	3,000	3,040
5.30%, 01/08/2030(b)	60,000	60,436
5.80%, 04/01/2030(b)	4,000	4,112
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	201,000	203,531
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	256,000	259,027
4.85%, 01/11/2029(b)	145,000	145,010
5.00%, 01/11/2034(b)	150,000	146,363
5.13%, 08/01/2034(b)	204,000	201,436
PACCAR Financial Corp., 4.00%, 09/26/2029	30,000	29,534
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	13,000	13,007
5.10%, 03/21/2031	4,000	4,066
5.35%, 01/09/2035	30,000	30,504
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	199,742
5.60%, 03/22/2034(b)	236,000	233,420
		3,375,051
Automotive Parts & Equipment–0.47%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	112,000	113,165
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	3,000	3,034
4.90%, 05/01/2033(b)	5,000	4,936
5.20%, 10/30/2034(b)	4,000	4,039
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	147,520
7.13%, 04/14/2030(b)	85,000	81,905
6.75%, 04/23/2030(b)	127,000	120,828
6.88%, 04/23/2032(b)	203,000	188,579
		664,006
Automotive Retail–0.06%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	41,000	41,516
AutoZone, Inc., 5.20%, 08/01/2033	4,000	3,992
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	34,000	33,428
		78,936
Principal Amount		Value
Biotechnology–0.03%
AbbVie, Inc.,
4.80%, 03/15/2029	$7,000	$7,090
5.05%, 03/15/2034	3,000	3,022
5.35%, 03/15/2044	5,000	4,948
5.40%, 03/15/2054	8,000	7,863
5.50%, 03/15/2064	7,000	6,893
Amgen, Inc.,
5.15%, 03/02/2028	3,000	3,055
5.25%, 03/02/2030	3,000	3,069
Gilead Sciences, Inc.,
5.25%, 10/15/2033	4,000	4,095
5.55%, 10/15/2053	5,000	4,980
		45,015
Broadcasting–0.02%
Paramount Global,
5.85%, 09/01/2043	21,000	18,403
4.95%, 05/19/2050	21,000	16,128
		34,531
Broadline Retail–0.14%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	200,000	203,171
Building Products–0.05%
Carrier Global Corp., 5.90%, 03/15/2034	3,000	3,157
Lennox International, Inc., 5.50%, 09/15/2028	5,000	5,132
Quikrete Holdings, Inc., 6.38%, 03/01/2032(b)	69,000	69,495
		77,784
Cable & Satellite–0.12%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	80,000	79,824
7.38%, 03/01/2031(b)	70,000	71,162
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	3,000	3,111
Comcast Corp., 5.50%, 11/15/2032	4,000	4,158
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	3,000	3,013
5.80%, 12/15/2053(b)	3,000	2,732
		164,000
Cargo Ground Transportation–0.09%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	3,000	3,034
5.35%, 01/12/2027(b)	5,000	5,053
5.70%, 02/01/2028(b)	3,000	3,073
5.55%, 05/01/2028(b)	4,000	4,095
6.05%, 08/01/2028(b)	4,000	4,153
5.25%, 02/01/2030(b)	85,000	86,058
Ryder System, Inc.,
4.90%, 12/01/2029	23,000	23,123
6.60%, 12/01/2033	5,000	5,448
		134,037
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Commercial & Residential Mortgage Finance–0.15%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	$2,000	$2,071
6.75%, 10/25/2028(b)	3,000	3,168
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	200,000	205,493
Radian Group, Inc., 6.20%, 05/15/2029	5,000	5,160
		215,892
Communications Equipment–0.00%
Cisco Systems, Inc., 5.30%, 02/26/2054	3,000	2,939
Computer & Electronics Retail–0.25%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,026
5.50%, 04/01/2035	355,000	355,298
Leidos, Inc., 5.75%, 03/15/2033	3,000	3,078
		360,402
Construction Machinery & Heavy Transportation Equipment– 0.05%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	71,000	71,721
Consumer Electronics–0.15%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	200,000	206,082
Consumer Finance–0.32%
American Express Co.,
5.65%, 04/23/2027(c)	4,000	4,046
5.53%, 04/25/2030(c)	5,000	5,157
5.44%, 01/30/2036(c)	28,000	28,317
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	2,000	2,074
6.18%, 01/30/2036(c)	14,000	13,973
FirstCash, Inc., 6.88%, 03/01/2032(b)	172,000	174,357
General Motors Financial Co., Inc., 5.40%, 04/06/2026	5,000	5,022
OneMain Finance Corp., 6.63%, 05/15/2029	219,000	219,683
		452,629
Consumer Staples Merchandise Retail–0.12%
Dollar General Corp., 5.50%, 11/01/2052	5,000	4,588
Target Corp.,
5.00%, 04/15/2035	156,000	155,394
4.80%, 01/15/2053	5,000	4,502
		164,484
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	4,000	3,904
Distributors–0.03%
Genuine Parts Co.,
6.50%, 11/01/2028	7,000	7,395
4.95%, 08/15/2029	30,000	30,109
6.88%, 11/01/2033	5,000	5,562
		43,066
Principal Amount		Value
Diversified Banks–10.65%
Africa Finance Corp. (Supranational), 7.50%(b)(c)(d)	$280,000	$277,025
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	387,000	416,236
5.20%, 09/30/2035(b)(c)	380,000	367,480
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(d)	200,000	217,655
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(c)	200,000	203,225
9.63%(c)(d)	200,000	220,071
9.63%(c)(d)	200,000	230,236
Bank of America Corp.,
5.42% (SOFR + 1.05%), 02/04/2028(e)	2,000	2,019
4.95%, 07/22/2028(c)	2,000	2,016
5.20% (SOFR + 0.83%), 01/24/2029(e)	26,000	26,037
5.20%, 04/25/2029(c)	1,000	1,016
4.27%, 07/23/2029(c)	1,000	988
5.16%, 01/24/2031(c)	11,000	11,154
5.38% (SOFR + 1.01%), 01/24/2031(e)	22,000	22,003
5.43%, 08/15/2035(c)	15,000	14,693
5.52%, 10/25/2035(c)	22,000	21,595
5.51%, 01/24/2036(c)	15,000	15,272
5.74%, 02/12/2036(c)	70,000	69,892
7.75%, 05/14/2038	232,000	275,319
Bank of Montreal (Canada),
5.30%, 06/05/2026	2,000	2,019
7.70%, 05/26/2084(c)	365,000	371,802
7.30%, 11/26/2084(c)	207,000	206,631
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	306,000	320,768
8.00%, 01/27/2084(c)	54,000	55,908
Barclays PLC (United Kingdom),
6.69%, 09/13/2034(c)	207,000	222,044
5.79%, 02/25/2036(c)	200,000	201,167
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	225,000	229,443
BBVA Mexico S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico (Mexico), 7.63%, 02/11/2035(b)(c)	205,000	207,501
BPCE S.A. (France), 6.29%, 01/14/2036(b)(c)	250,000	258,665
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(c)	364,000	356,963
Citigroup, Inc.,
5.17%, 02/13/2030(c)	3,000	3,040
4.54%, 09/19/2030(c)	25,000	24,669
6.17%, 05/25/2034(c)	3,000	3,076
5.83%, 02/13/2035(c)	5,000	4,980
6.02%, 01/24/2036(c)	25,000	25,248
5.41%, 09/19/2039(c)	30,000	28,710
5.61%, 03/04/2056(c)	92,000	89,928
Series AA, 7.63%(c)(d)	64,000	66,743
Series BB, 7.20%(c)(d)	76,000	77,739
Series DD, 7.00%(c)(d)	135,000	140,301
Series T, 6.25%(c)(d)	5,000	5,042
Series W, 4.00%(c)(d)	6,000	5,922
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Series Z, 7.38%(c)(d)	$71,000	$73,075
Comerica, Inc., 5.98%, 01/30/2030(c)	3,000	3,049
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	250,000	245,155
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	337,075
Fifth Third Bancorp,
6.34%, 07/27/2029(c)	2,000	2,091
4.77%, 07/28/2030(c)	5,000	4,971
5.63%, 01/29/2032(c)	1,000	1,024
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(c)	224,000	227,739
5.21%, 08/11/2028(c)	207,000	209,085
5.29%, 11/19/2030(c)	256,000	258,713
5.13%, 03/03/2031(c)	200,000	200,666
5.87%, 11/18/2035(c)	213,000	212,316
5.45%, 03/03/2036(c)	71,000	70,765
6.33%, 03/09/2044(c)	315,000	335,904
6.00%(c)(d)	200,000	199,181
6.88%(c)(d)	216,000	216,645
6.95%(c)(d)	200,000	199,765
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	200,000	203,784
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,000	1,962
5.57%, 04/22/2028(c)	3,000	3,060
4.85%, 07/25/2028(c)	2,000	2,013
4.92%, 01/24/2029(c)	9,000	9,087
5.30%, 07/24/2029(c)	1,000	1,021
6.09%, 10/23/2029(c)	2,000	2,094
5.01%, 01/23/2030(c)	2,000	2,023
5.58%, 04/22/2030(c)	4,000	4,127
5.00%, 07/22/2030(c)	10,000	10,092
4.60%, 10/22/2030(c)	26,000	25,835
5.14%, 01/24/2031(c)	25,000	25,395
5.72%, 09/14/2033(c)	2,000	2,056
5.34%, 01/23/2035(c)	3,000	3,033
5.50%, 01/24/2036(c)	28,000	28,614
Series W, 5.58% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	1,000	935
Series NN, 6.88%(c)(d)	4,000	4,211
Series OO, 6.50%(c)(d)	104,000	106,698
KeyCorp, 2.55%, 10/01/2029	3,000	2,714
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	230,000	230,382
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	201,927
5.26%, 04/17/2030(c)	276,000	281,362
5.43%, 04/17/2035(c)	292,000	295,616
5.57%, 01/16/2036(c)	260,000	265,911
8.20%(c)(d)	158,000	172,461
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	200,000	206,498
5.38%, 07/10/2030(c)	200,000	204,206
5.59%, 07/10/2035(c)	268,000	274,464
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	291,000	297,516
Principal Amount		Value
Diversified Banks–(continued)
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	$200,000	$206,257
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(f)	448,000	454,880
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)	200,000	193,293
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	1,000	1,031
5.58%, 06/12/2029(c)	1,000	1,028
6.04%, 10/28/2033(c)	2,000	2,101
5.07%, 01/24/2034(c)	1,000	990
6.88%, 10/20/2034(c)	1,000	1,106
Series V, 6.20%(c)(d)	3,000	3,049
Series W, 6.25%(c)(d)	3,000	3,023
Royal Bank of Canada (Canada),
5.07% (SOFR + 0.71%), 01/21/2027(e)	2,000	2,005
4.95%, 02/01/2029	2,000	2,027
5.00%, 02/01/2033	1,000	998
7.50%, 05/02/2084(c)(f)	338,000	347,322
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	200,000	203,504
5.01%, 10/15/2030(b)(c)	200,000	199,740
7.75%(b)(c)(d)	288,000	298,994
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	285,000	285,143
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	200,000	203,285
5.55%, 09/14/2028(b)	237,000	244,624
5.20%, 03/07/2029(b)	200,000	204,158
5.35%, 03/07/2034(b)	200,000	204,047
Synovus Bank, 5.63%, 02/15/2028	250,000	251,252
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	30,000	30,039
5.15%, 09/10/2034(c)	10,000	9,929
8.13%, 10/31/2082(c)	247,000	256,116
7.25%, 07/31/2084(c)	262,000	263,979
U.S. Bancorp,
5.78%, 06/12/2029(c)	3,000	3,094
5.38%, 01/23/2030(c)	3,000	3,061
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	206,837
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	4,000	4,088
4.81%, 07/25/2028(c)	2,000	2,007
5.57%, 07/25/2029(c)	3,000	3,082
6.30%, 10/23/2029(c)	3,000	3,155
5.20%, 01/23/2030(c)	3,000	3,051
4.90%, 07/25/2033(c)	2,000	1,972
5.39%, 04/24/2034(c)	4,000	4,029
5.56%, 07/25/2034(c)	4,000	4,072
5.50%, 01/23/2035(c)	4,000	4,056
6.85%(c)(d)	9,000	9,362
7.63%(c)(d)	3,000	3,212
Westpac Banking Corp. (Australia),
6.82%, 11/17/2033	3,000	3,270
5.62%, 11/20/2035(c)	17,000	16,897
		15,117,722
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Capital Markets–1.41%
Apollo Debt Solutions BDC,
6.90%, 04/13/2029	$3,000	$3,114
6.55%, 03/15/2032(b)	24,000	24,330
Ares Strategic Income Fund,
5.70%, 03/15/2028(b)	33,000	33,009
6.20%, 03/21/2032(b)	31,000	30,839
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	145,000	143,604
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	9,000	9,062
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	202,949
5.55%, 04/03/2034(b)	388,000	389,422
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)	200,000	203,666
7.13%(b)(c)(d)	226,000	222,862
7.75%(b)(c)(d)	275,000	286,811
9.25%(b)(c)(d)	201,000	229,884
9.25%(b)(c)(d)	200,000	217,708
		1,997,260
Diversified Financial Services–1.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(c)	241,000	239,371
Apollo Global Management, Inc., 6.38%, 11/15/2033	3,000	3,249
Atlas Warehouse Lending Co. L.P.,
6.05%, 01/15/2028(b)	250,000	252,290
6.25%, 01/15/2030(b)	250,000	251,448
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	39,000	38,848
6.38%, 05/04/2028(b)	3,000	3,106
5.75%, 03/01/2029(b)	7,000	7,132
5.75%, 11/15/2029(b)	8,000	8,159
5.15%, 01/15/2030(b)	60,000	59,516
BlackRock Funding, Inc., 4.90%, 01/08/2035	5,000	4,999
Corebridge Financial, Inc.,
6.05%, 09/15/2033	2,000	2,088
5.75%, 01/15/2034	3,000	3,081
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	341,000	343,622
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	245,000	238,855
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	34,000	34,953
6.13%, 11/01/2032(b)	119,000	117,177
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	5,000	5,174
5.15%, 03/17/2030(b)	18,000	17,763
6.50%, 03/26/2031(b)	5,000	5,211
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	245,284
		1,881,326
Principal Amount		Value
Diversified Metals & Mining–0.68%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	$4,000	$4,087
5.25%, 09/08/2030	5,000	5,139
5.25%, 09/08/2033	3,000	3,037
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	193,629
Glencore Funding LLC,
4.91%, 04/01/2028(b)	61,000	61,264
5.37%, 04/04/2029(b)	4,000	4,067
5.19%, 04/01/2030(b)	100,000	100,685
5.63%, 04/04/2034(b)	3,000	3,014
5.67%, 04/01/2035(b)	155,000	155,649
5.89%, 04/04/2054(b)	4,000	3,901
6.14%, 04/01/2055(b)	60,000	60,427
Rio Tinto Finance (USA) PLC (United Kingdom),
4.88%, 03/14/2030	89,000	89,934
5.00%, 03/14/2032	74,000	74,359
5.25%, 03/14/2035	82,000	82,661
5.75%, 03/14/2055	72,000	72,170
5.88%, 03/14/2065	45,000	45,561
		959,584
Diversified REITs–0.15%
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	3,000	3,050
Trust Fibra Uno (Mexico), 7.70%, 01/23/2032(b)	200,000	206,630
VICI Properties L.P.,
5.75%, 04/01/2034	5,000	5,030
6.13%, 04/01/2054	5,000	4,877
		219,587
Diversified Support Services–0.37%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	270,000	269,683
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	5,000	5,261
5.04%, 03/25/2030(b)	179,000	179,119
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	23,000	23,518
7.75%, 03/15/2031(b)	45,000	47,151
		524,732
Drug Retail–0.19%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	210,040
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	64,095	64,184
		274,224
Electric Utilities–2.87%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	158,840
Alabama Power Co.,
5.85%, 11/15/2033	3,000	3,168
5.10%, 04/02/2035	32,000	32,015
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	215,079
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.,
5.75%, 11/01/2027	$5,000	$5,147
5.20%, 01/15/2029	5,000	5,084
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	5,000	5,120
4.80%, 03/15/2030	76,000	76,499
5.05%, 03/01/2035	20,000	19,865
Series AJ, 4.85%, 10/01/2052	4,000	3,570
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	280,000	280,168
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	4,000	4,133
5.90%, 11/15/2053	5,000	5,101
Constellation Energy Generation LLC,
6.13%, 01/15/2034	5,000	5,272
6.50%, 10/01/2053	3,000	3,149
5.75%, 03/15/2054	7,000	6,742
Dominion Energy South Carolina, Inc.,
Series 2025, 5.30%, 01/15/2035	21,000	21,253
6.25%, 10/15/2053	5,000	5,380
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	11,000	11,114
5.25%, 03/15/2035	81,000	82,063
5.35%, 01/15/2053	5,000	4,780
Duke Energy Corp.,
4.85%, 01/05/2029	5,000	5,032
5.00%, 08/15/2052	4,000	3,493
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,754
Electricite de France S.A. (France),
6.38%, 01/13/2055(b)	184,000	185,020
9.13%(b)(c)(d)	200,000	225,441
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	200,000	201,890
Entergy Corp., 7.13%, 12/01/2054(c)	9,000	9,133
Entergy Louisiana LLC,
5.15%, 09/15/2034	16,000	15,959
5.80%, 03/15/2055	40,000	39,843
Entergy Texas, Inc.,
5.25%, 04/15/2035	76,000	75,932
5.55%, 09/15/2054	14,000	13,432
Evergy Metro, Inc., 4.95%, 04/15/2033	7,000	6,933
Eversource Energy, 5.50%, 01/01/2034	5,000	5,026
Exelon Corp.,
5.15%, 03/15/2029	5,000	5,086
5.13%, 03/15/2031	116,000	117,331
5.45%, 03/15/2034	4,000	4,070
5.60%, 03/15/2053	3,000	2,891
5.88%, 03/15/2055	110,000	109,856
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	5,000	5,077
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	12,000	11,839
5.00%, 01/15/2035	14,000	13,732
Florida Power & Light Co.,
4.80%, 05/15/2033	5,000	4,964
5.80%, 03/15/2065	31,000	31,753
Principal Amount		Value
Electric Utilities–(continued)
Georgia Power Co., 4.95%, 05/17/2033	$3,000	$2,981
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,081
5.85%, 09/15/2054	4,000	4,114
5.30%, 02/01/2055	5,000	4,753
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	6,000	6,066
5.00%, 02/07/2031	3,000	3,057
5.80%, 01/15/2033	5,000	5,239
5.00%, 08/15/2034	30,000	29,806
7.13%, 09/15/2053(c)	31,000	31,979
NextEra Energy Capital Holdings, Inc.,
4.90%, 03/15/2029	8,000	8,070
5.05%, 03/15/2030	137,000	138,840
5.30%, 03/15/2032	229,000	232,790
5.45%, 03/15/2035	93,000	93,870
5.55%, 03/15/2054	9,000	8,613
6.75%, 06/15/2054(c)	7,000	7,163
5.90%, 03/15/2055	48,000	47,972
6.38%, 08/15/2055(c)	35,000	35,125
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	5,000	4,948
Ohio Power Co., 5.65%, 06/01/2034	8,000	8,123
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	39,000	38,101
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	43,000	43,055
5.65%, 11/15/2033	4,000	4,154
5.80%, 04/01/2055(b)	184,000	184,853
Pacific Gas and Electric Co.,
5.90%, 10/01/2054	12,000	11,377
6.15%, 03/01/2055	84,000	82,290
PacifiCorp,
5.10%, 02/15/2029	5,000	5,095
5.30%, 02/15/2031	5,000	5,105
5.45%, 02/15/2034	4,000	4,034
5.80%, 01/15/2055	4,000	3,907
PPL Capital Funding, Inc., 5.25%, 09/01/2034	7,000	6,969
Public Service Co. of Colorado, 5.25%, 04/01/2053	4,000	3,702
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	5,000	5,113
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	4,000	3,753
5.55%, 04/15/2054	11,000	10,636
Sierra Pacific Power Co., 5.90%, 03/15/2054	4,000	4,047
Southern Co. (The),
5.70%, 10/15/2032	3,000	3,120
4.85%, 03/15/2035	26,000	25,178
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,009
Union Electric Co.,
5.20%, 04/01/2034	12,000	12,083
5.25%, 04/15/2035	129,000	130,105
5.13%, 03/15/2055	18,000	16,549
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Virginia Electric & Power Co.,
5.00%, 04/01/2033	$3,000	$2,974
5.35%, 01/15/2054	5,000	4,707
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	24,000	24,093
5.63%, 02/15/2027(b)	500,000	498,532
7.75%, 10/15/2031(b)	88,000	92,236
6.88%, 04/15/2032(b)	37,000	37,743
6.95%, 10/15/2033(b)	4,000	4,300
6.00%, 04/15/2034(b)	4,000	4,046
5.70%, 12/30/2034(b)	39,000	38,835
Xcel Energy, Inc., 4.75%, 03/21/2028	35,000	35,141
		4,077,461
Electrical Components & Equipment–0.01%
Regal Rexnord Corp.,
6.30%, 02/15/2030	5,000	5,203
6.40%, 04/15/2033	5,000	5,192
		10,395
Electronic Components–0.03%
Amphenol Corp.,
5.00%, 01/15/2035	29,000	28,965
5.38%, 11/15/2054	15,000	14,792
		43,757
Electronic Manufacturing Services–0.06%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	78,000	78,132
Environmental & Facilities Services–0.06%
Republic Services, Inc.,
4.88%, 04/01/2029	3,000	3,039
5.00%, 12/15/2033	4,000	3,998
5.00%, 04/01/2034	3,000	2,994
Rollins, Inc., 5.25%, 02/24/2035(b)	34,000	33,849
Veralto Corp.,
5.50%, 09/18/2026	5,000	5,063
5.35%, 09/18/2028	5,000	5,122
Waste Management, Inc., 5.35%, 10/15/2054	35,000	34,186
		88,251
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	2,000	1,811
5.20%, 06/15/2062	1,000	927
Moody’s Corp., 5.25%, 07/15/2044	2,000	1,908
Nasdaq, Inc.,
5.35%, 06/28/2028	2,000	2,048
5.55%, 02/15/2034	2,000	2,052
5.95%, 08/15/2053	2,000	2,038
6.10%, 06/28/2063	3,000	3,052
		13,836
Food Distributors–0.04%
Sysco Corp., 5.10%, 09/23/2030	49,000	49,755
Principal Amount		Value
Food Retail–0.03%
Kroger Co. (The),
5.50%, 09/15/2054	$22,000	$20,766
5.65%, 09/15/2064	28,000	26,463
		47,229
Gas Utilities–0.02%
Atmos Energy Corp.,
5.90%, 11/15/2033	3,000	3,177
6.20%, 11/15/2053	3,000	3,209
5.00%, 12/15/2054	17,000	15,385
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	4,000	4,053
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,061
		28,885
Gold–0.03%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	38,000	38,406
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	5,000	5,084
Cencora, Inc., 5.13%, 02/15/2034	4,000	3,994
McKesson Corp., 4.25%, 09/15/2029	12,000	11,889
		20,967
Health Care Equipment–0.11%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	10,000	10,009
Stryker Corp.,
4.25%, 09/11/2029	7,000	6,917
4.85%, 02/10/2030	47,000	47,483
5.20%, 02/10/2035	84,000	84,843
		149,252
Health Care Facilities–0.06%
Adventist Health System, 5.76%, 12/01/2034	8,000	8,030
Universal Health Services, Inc.,
4.63%, 10/15/2029	22,000	21,433
5.05%, 10/15/2034	39,000	36,995
UPMC,
5.04%, 05/15/2033	16,000	15,865
5.38%, 05/15/2043	9,000	8,695
		91,018
Health Care REITs–0.02%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	1,952
5.63%, 05/15/2054	4,000	3,819
DOC DR LLC, 4.30%, 03/15/2027	2,000	1,990
Healthpeak OP LLC, 5.38%, 02/15/2035	20,000	19,940
		27,701
Health Care Services–1.21%
CommonSpirit Health,
5.32%, 12/01/2034	80,000	79,246
5.55%, 12/01/2054	26,000	24,691
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
5.00%, 01/30/2029	$4,000	$4,020
5.25%, 01/30/2031	4,000	4,040
6.75%, 12/10/2054(c)	160,000	159,695
7.00%, 03/10/2055(c)(f)	577,000	582,995
6.00%, 06/01/2063	4,000	3,778
DaVita, Inc., 6.88%, 09/01/2032(b)	39,000	39,250
HCA, Inc.,
5.45%, 09/15/2034	3,000	2,975
5.75%, 03/01/2035	83,000	83,795
5.90%, 06/01/2053	5,000	4,782
6.20%, 03/01/2055	35,000	34,773
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	204,238
5.85%, 05/08/2029	209,000	215,664
6.00%, 05/08/2034	200,000	204,390
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	47,000	46,078
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	13,000	8,080
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	24,000	13,984
Quest Diagnostics, Inc., 6.40%, 11/30/2033	4,000	4,338
		1,720,812
Health Care Supplies–0.03%
Solventum Corp.,
5.45%, 02/25/2027	7,000	7,103
5.40%, 03/01/2029	20,000	20,408
5.60%, 03/23/2034	14,000	14,197
		41,708
Home Improvement Retail–0.01%
Home Depot, Inc. (The), 4.90%, 04/15/2029	4,000	4,079
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	4,000	3,888
5.85%, 04/01/2063	4,000	3,912
		11,879
Hotel & Resort REITs–0.01%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	3,000	3,026
4.95%, 01/15/2035	9,000	8,551
		11,577
Hotels, Resorts & Cruise Lines–0.21%
Carnival Corp.,
7.00%, 08/15/2029(b)	4,000	4,187
5.75%, 03/15/2030(b)	46,000	45,849
Choice Hotels International, Inc., 5.85%, 08/01/2034	8,000	8,022
Expedia Group, Inc., 5.40%, 02/15/2035	84,000	83,718
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	40,000	40,155
6.13%, 04/01/2032(b)	15,000	15,068
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Marriott International, Inc.,
4.88%, 05/15/2029	$3,000	$3,017
4.80%, 03/15/2030	14,000	13,973
5.30%, 05/15/2034	5,000	4,992
5.35%, 03/15/2035	15,000	14,869
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	29,000	29,283
6.00%, 02/01/2033(b)	31,000	31,005
		294,138
Housewares & Specialties–0.02%
Newell Brands, Inc., 6.38%, 05/15/2030	31,000	30,235
Independent Power Producers & Energy Traders–0.27%
AES Corp. (The),
5.80%, 03/15/2032	286,000	289,123
6.95%, 07/15/2055(c)	72,000	68,791
Vistra Corp., 7.00%(b)(c)(d)	21,000	21,283
		379,197
Industrial Conglomerates–0.02%
Honeywell International, Inc.,
4.88%, 09/01/2029	8,000	8,152
4.95%, 09/01/2031	10,000	10,167
5.00%, 03/01/2035	8,000	7,973
		26,292
Industrial Machinery & Supplies & Components–0.02%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	9,000	9,128
5.40%, 08/14/2028	4,000	4,098
Nordson Corp.,
5.60%, 09/15/2028	4,000	4,124
5.80%, 09/15/2033	4,000	4,179
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	4,000	3,995
		25,524
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	2,000	2,117
Insurance Brokers–0.05%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	4,000	4,030
5.00%, 02/15/2032	6,000	6,004
5.15%, 02/15/2035	14,000	13,886
6.75%, 02/15/2054	1,000	1,109
5.55%, 02/15/2055	20,000	19,206
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	21,000	22,433
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	2,000	2,060
5.45%, 03/15/2053	3,000	2,914
5.70%, 09/15/2053	2,000	2,032
		73,674
Integrated Oil & Gas–0.39%
BP Capital Markets PLC, 6.13%(c)(d)	85,000	83,861
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	$11,000	$9,174
7.75%, 02/01/2032	37,000	36,345
8.88%, 01/13/2033	297,000	306,719
8.38%, 01/19/2036	84,000	81,898
5.88%, 05/28/2045	12,000	8,437
Occidental Petroleum Corp.,
5.20%, 08/01/2029	3,000	3,000
5.38%, 01/01/2032	11,000	10,846
5.55%, 10/01/2034	7,000	6,844
6.45%, 09/15/2036	4,000	4,121
4.63%, 06/15/2045	4,000	3,044
		554,289
Integrated Telecommunication Services–0.46%
AT&T, Inc.,
4.30%, 02/15/2030	4,000	3,939
5.40%, 02/15/2034	4,000	4,066
Bell Canada (Canada),
6.88%, 09/15/2055(c)	59,000	59,264
7.00%, 09/15/2055(c)	69,000	69,117
Verizon Communications, Inc., 5.25%, 04/02/2035	299,000	299,871
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	200,000	212,221
		648,478
Interactive Media & Services–0.08%
Meta Platforms, Inc.,
4.30%, 08/15/2029	18,000	18,001
4.55%, 08/15/2031	8,000	8,022
4.75%, 08/15/2034	38,000	37,744
5.40%, 08/15/2054	19,000	18,630
5.75%, 05/15/2063	5,000	5,082
5.55%, 08/15/2064	32,000	31,510
		118,989
Investment Banking & Brokerage–0.75%
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)	8,000	7,926
6.25%, 01/25/2031	1,000	1,017
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	8,000	8,112
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	4,000	4,028
Charles Schwab Corp. (The),
Series G, 5.38%(c)(d)	30,000	29,969
Series K, 5.00%(c)(d)	4,000	3,965
Goldman Sachs Group, Inc. (The),
5.17% (SOFR + 0.79%), 12/09/2026(e)	4,000	4,009
5.73%, 04/25/2030(c)	5,000	5,159
5.05%, 07/23/2030(c)	10,000	10,085
4.69%, 10/23/2030(c)	14,000	13,917
5.21%, 01/28/2031(c)	25,000	25,345
5.85%, 04/25/2035(c)	5,000	5,169
5.33%, 07/23/2035(c)	9,000	8,959
5.02%, 10/23/2035(c)	27,000	26,263
5.54%, 01/28/2036(c)	38,000	38,545
5.73%, 01/28/2056(c)	49,000	48,842
6.85%(c)(d)	209,000	212,134
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Series V, 4.13%(c)(d)	$22,000	$21,339
Series W, 7.50%(c)(d)	97,000	101,967
Series X, 7.50%(c)(d)	138,000	145,090
LPL Holdings, Inc.,
5.70%, 05/20/2027	8,000	8,133
5.20%, 03/15/2030	75,000	75,327
5.65%, 03/15/2035	97,000	96,109
Morgan Stanley,
5.12%, 02/01/2029(c)	3,000	3,042
5.16%, 04/20/2029(c)	3,000	3,041
5.45%, 07/20/2029(c)	4,000	4,092
6.41%, 11/01/2029(c)	4,000	4,223
5.17%, 01/16/2030(c)	3,000	3,040
5.04%, 07/19/2030(c)	7,000	7,060
4.65%, 10/18/2030(c)	22,000	21,829
5.25%, 04/21/2034(c)	4,000	4,004
5.42%, 07/21/2034(c)	3,000	3,036
5.47%, 01/18/2035(c)	3,000	3,036
5.83%, 04/19/2035(c)	5,000	5,184
5.32%, 07/19/2035(c)	13,000	13,007
5.59%, 01/18/2036(c)	24,000	24,520
5.95%, 01/19/2038(c)	3,000	3,034
5.94%, 02/07/2039(c)	4,000	4,040
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	72,000	58,427
		1,066,024
IT Consulting & Other Services–0.70%
International Business Machines Corp.,
4.80%, 02/10/2030(f)	382,000	384,868
5.20%, 02/10/2035	261,000	261,652
5.70%, 02/10/2055(f)	348,000	345,425
		991,945
Leisure Products–0.00%
Brunswick Corp.,
5.85%, 03/18/2029	3,000	3,071
5.10%, 04/01/2052	5,000	3,797
		6,868
Life & Health Insurance–2.06%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	192,000	190,678
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	200,000	203,024
4.95%, 03/30/2035(b)	200,000	196,284
5.40%, 09/30/2054(b)	200,000	187,992
American National Global Funding, 5.55%, 01/28/2030(b)	18,000	18,344
Athene Global Funding, 5.58%, 01/09/2029(b)	8,000	8,173
Athene Holding Ltd., 6.25%, 04/01/2054	5,000	5,013
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,000	1,041
5.20%, 01/12/2029(b)	4,000	4,066
5.20%, 06/24/2029(b)	10,000	10,169
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(d)	200,000	201,129
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
F&G Annuities & Life, Inc., 7.40%, 01/13/2028 (Acquired 01/09/2023; Cost $1,000)(g)	$1,000	$1,043
GA Global Funding Trust, 5.50%, 01/08/2029(b)	80,000	81,653
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	103,643
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	784,000	710,304
MetLife, Inc.,
5.25%, 01/15/2054	1,000	951
Series G, 6.35%, 03/15/2055(c)	62,000	62,211
3.85%(c)(d)	2,000	1,982
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	226,000	227,423
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,318
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	148,851
Prudential Financial, Inc., 5.20%, 03/14/2035	221,000	221,385
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)(f)	338,000	336,030
		2,922,707
Managed Health Care–0.01%
Humana, Inc., 5.75%, 12/01/2028	1,000	1,033
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,996
5.25%, 02/15/2028	3,000	3,077
5.30%, 02/15/2030	2,000	2,065
5.35%, 02/15/2033	1,000	1,026
5.05%, 04/15/2053	3,000	2,719
5.63%, 07/15/2054	5,000	4,911
5.20%, 04/15/2063	2,000	1,809
		18,636
Marine Transportation–0.27%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	4,000	4,133
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	34,000	33,609
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	344,000	349,731
		387,473
Movies & Entertainment–0.05%
Netflix, Inc., 5.40%, 08/15/2054	4,000	3,927
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032	30,000	26,441
5.05%, 03/15/2042	4,000	3,201
5.14%, 03/15/2052	44,000	32,101
5.39%, 03/15/2062	5,000	3,622
		69,292
Multi-Family Residential REITs–0.02%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	2,000	2,032
Essex Portfolio L.P., 5.50%, 04/01/2034	3,000	3,030
Principal Amount		Value
Multi-Family Residential REITs–(continued)
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	$10,000	$9,573
Mid-America Apartments L.P., 5.30%, 02/15/2032	10,000	10,170
UDR, Inc., 5.13%, 09/01/2034	4,000	3,930
		28,735
Multi-line Insurance–0.31%
Allianz SE (Germany), 3.50%(b)(c)(d)	200,000	193,517
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	240,807
		434,324
Multi-Utilities–0.40%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	8,000	8,049
Ameren Illinois Co., 4.95%, 06/01/2033	3,000	2,986
Black Hills Corp., 6.15%, 05/15/2034	5,000	5,242
CMS Energy Corp., 6.50%, 06/01/2055(c)	96,000	93,790
Dominion Energy, Inc.,
5.38%, 11/15/2032	5,000	5,050
6.63%, 05/15/2055(c)	16,000	15,928
Series B, 7.00%, 06/01/2054(c)	8,000	8,428
Series A, 6.88%, 02/01/2055(c)	7,000	7,250
DTE Electric Co., 5.20%, 03/01/2034	5,000	5,036
DTE Energy Co.,
4.95%, 07/01/2027	8,000	8,062
5.85%, 06/01/2034	3,000	3,103
ENGIE S.A. (France), 5.25%, 04/10/2029(b)	204,000	208,191
NiSource, Inc.,
5.25%, 03/30/2028	3,000	3,053
5.35%, 04/01/2034	8,000	8,029
5.85%, 04/01/2055	88,000	87,554
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	3,000	3,122
Sempra,
6.88%, 10/01/2054(c)	10,000	9,927
6.55%, 04/01/2055(c)	49,000	46,737
6.63%, 04/01/2055(c)	34,000	33,281
WEC Energy Group, Inc., 5.15%, 10/01/2027	4,000	4,058
		566,876
Office REITs–0.13%
Boston Properties L.P., 5.75%, 01/15/2035	30,000	29,710
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	36,000	37,317
8.88%, 04/12/2029	63,000	66,061
Cousins Properties L.P.,
5.38%, 02/15/2032	10,000	9,965
5.88%, 10/01/2034	10,000	10,087
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	20,000	22,044
6.88%, 07/15/2029	10,000	10,391
		185,575
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	$5,000	$5,271
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	5,000	4,907
Oil & Gas Exploration & Production–0.21%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	100,000	101,779
ConocoPhillips Co., 5.70%, 09/15/2063	5,000	4,871
Diamondback Energy, Inc.,
5.20%, 04/18/2027	7,000	7,088
5.15%, 01/30/2030	8,000	8,125
5.90%, 04/18/2064	4,000	3,766
Expand Energy Corp., 5.38%, 03/15/2030	7,000	6,954
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	22,000	20,715
7.25%, 02/15/2035(b)	86,000	82,240
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	66,048	67,519
		303,057
Oil & Gas Refining & Marketing–0.14%
Phillips 66 Co., 5.30%, 06/30/2033	4,000	4,001
Raizen Fuels Finance S.A. (Brazil), 6.70%, 02/25/2037(b)	200,000	200,335
		204,336
Oil & Gas Storage & Transportation–1.80%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	92,000	93,613
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	4,000	4,110
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	3,000	3,044
5.10%, 10/01/2031(b)	20,000	19,771
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	30,000	28,102
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	14,000	13,528
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	4,000	4,107
7.63%, 01/15/2083(c)	5,000	5,250
Energy Transfer L.P.,
6.10%, 12/01/2028	5,000	5,222
6.40%, 12/01/2030	5,000	5,331
6.55%, 12/01/2033	4,000	4,279
5.55%, 05/15/2034	5,000	5,000
5.95%, 05/15/2054	5,000	4,778
8.00%, 05/15/2054(c)	88,000	92,685
6.05%, 09/01/2054	20,000	19,437
7.13%, 10/01/2054(c)	368,000	373,942
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	207,792
6.13%, 02/23/2038(b)	200,000	205,636
6.51%, 02/23/2042(b)	200,000	209,067
6.10%, 08/23/2042(b)	200,000	200,824
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
4.80%, 02/01/2033	$5,000	$4,842
5.20%, 06/01/2033	4,000	3,966
MPLX L.P., 4.95%, 03/14/2052	5,000	4,205
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	90,000	90,302
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,091
4.40%, 10/15/2029	32,000	31,444
5.80%, 11/01/2030	5,000	5,203
6.05%, 09/01/2033	4,000	4,167
6.63%, 09/01/2053	5,000	5,236
Plains All American Pipeline L.P., 5.95%, 06/15/2035	109,000	111,154
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)	86,000	87,119
7.63%, 03/01/2055(b)(c)	147,000	149,283
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029(b)	25,000	24,817
5.58%, 10/01/2034(b)	18,000	17,632
6.18%, 10/01/2054(b)	4,000	3,822
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,000	5,162
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	143,000	143,822
Targa Resources Corp.,
5.50%, 02/15/2035	7,000	6,962
6.25%, 07/01/2052	5,000	5,055
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	115,000	123,388
7.00%, 01/15/2030(b)	56,000	55,211
9.88%, 02/01/2032(b)	74,000	78,640
Western Midstream Operating L.P.,
6.15%, 04/01/2033	4,000	4,132
5.45%, 11/15/2034	4,000	3,910
Williams Cos., Inc. (The),
5.30%, 08/15/2028	5,000	5,109
4.80%, 11/15/2029	16,000	16,049
5.65%, 03/15/2033	4,000	4,100
5.15%, 03/15/2034	5,000	4,935
5.80%, 11/15/2054	20,000	19,705
6.00%, 03/15/2055	26,000	26,216
		2,554,197
Other Specialized REITs–0.02%
Simon Property Group L.P., 4.75%, 09/26/2034	34,000	32,637
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,032
Packaged Foods & Meats–0.80%
Gruma S.A.B. de C.V. (Mexico), 5.39%, 12/09/2034(b)	200,000	200,000
J.M. Smucker Co. (The), 6.20%, 11/15/2033	3,000	3,196
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Packaged Foods & Meats–(continued)
Mars, Inc.,
4.80%, 03/01/2030(b)	$59,000	$59,352
5.00%, 03/01/2032(b)	144,000	144,663
5.20%, 03/01/2035(b)	146,000	146,786
5.65%, 05/01/2045(b)	115,000	115,319
5.70%, 05/01/2055(b)	108,000	107,986
5.80%, 05/01/2065(b)	72,000	72,230
McCormick & Co., Inc., 4.70%, 10/15/2034	20,000	19,143
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	200,000	212,884
Post Holdings, Inc., 6.25%, 10/15/2034(b)	24,000	23,690
The Campbell’s Company,
5.20%, 03/21/2029	5,000	5,078
5.40%, 03/21/2034	4,000	4,032
5.25%, 10/13/2054	20,000	18,229
		1,132,588
Paper & Plastic Packaging Products & Materials–0.30%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	32,000	32,113
Sealed Air Corp., 7.25%, 02/15/2031(b)	70,000	72,548
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	112,000	113,853
5.44%, 04/03/2034(b)	103,000	103,688
5.78%, 04/03/2054(b)	100,000	98,685
		420,887
Paper Products–0.05%
Magnera Corp., 7.25%, 11/15/2031(b)	67,000	65,245
Passenger Airlines–0.24%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	3,464	3,048
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	208,333	207,921
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	23,000	22,537
5.31%, 10/20/2031(b)	26,000	25,435
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	5,931	5,331
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	3,712	3,700
4.75%, 10/20/2028(b)	8,745	8,711
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	2,131	2,172
Series 24-A, 5.88%, 02/15/2037	31,721	32,026
Series AA, 5.45%, 02/15/2037	22,800	23,058
		333,939
Principal Amount		Value
Passenger Ground Transportation–0.04%
Uber Technologies, Inc.,
4.30%, 01/15/2030	$30,000	$29,492
5.35%, 09/15/2054	23,000	21,509
		51,001
Personal Care Products–0.09%
Coty, Inc., 5.00%, 04/15/2026(b)	115,000	114,741
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,065
5.00%, 03/22/2030	4,000	4,085
4.90%, 03/22/2033	5,000	5,010
5.20%, 03/22/2063	5,000	4,670
		131,571
Pharmaceuticals–0.15%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	4,000	4,060
4.90%, 02/26/2031	7,000	7,127
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	5,000	5,064
4.90%, 02/22/2029	5,000	5,088
5.75%, 02/01/2031	3,000	3,174
5.90%, 11/15/2033	5,000	5,345
6.25%, 11/15/2053	5,000	5,372
6.40%, 11/15/2063	4,000	4,379
Eli Lilly and Co.,
4.70%, 02/09/2034	5,000	4,948
4.88%, 02/27/2053	4,000	3,680
5.00%, 02/09/2054	3,000	2,815
5.10%, 02/09/2064	3,000	2,799
5.20%, 08/14/2064	7,000	6,643
Johnson & Johnson, 4.70%, 03/01/2030	29,000	29,497
Merck & Co., Inc.,
4.90%, 05/17/2044	5,000	4,698
5.00%, 05/17/2053	3,000	2,773
5.15%, 05/17/2063	5,000	4,660
Novartis Capital Corp.,
3.80%, 09/18/2029	35,000	34,282
4.00%, 09/18/2031	30,000	29,129
4.20%, 09/18/2034	30,000	28,656
4.70%, 09/18/2054	27,000	24,329
		218,518
Property & Casualty Insurance–0.09%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,623
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	4,000	4,080
6.10%, 03/15/2055(b)	18,000	17,730
Markel Group, Inc., 6.00%(c)(d)	101,000	100,573
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	2,000	1,966
		125,972
Rail Transportation–0.09%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	106,000	106,067
CSX Corp., 4.90%, 03/15/2055	3,000	2,718
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Rail Transportation–(continued)
Norfolk Southern Corp.,
5.05%, 08/01/2030	$4,000	$4,085
5.55%, 03/15/2034	4,000	4,156
5.95%, 03/15/2064	4,000	4,127
Union Pacific Corp., 5.15%, 01/20/2063	5,000	4,593
		125,746
Regional Banks–0.02%
Regions Financial Corp., 5.72%, 06/06/2030(c)	4,000	4,098
Synovus Financial Corp., 6.17%, 11/01/2030(c)	6,000	6,078
Truist Financial Corp.,
6.05%, 06/08/2027(c)	1,000	1,017
4.87%, 01/26/2029(c)	1,000	1,006
7.16%, 10/30/2029(c)	1,000	1,077
5.44%, 01/24/2030(c)	2,000	2,042
6.12%, 10/28/2033(c)	2,000	2,104
Series P, 4.95%(c)(d)	7,000	6,966
		24,388
Reinsurance–0.13%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	71,000	71,823
Global Atlantic (Fin) Co.,
6.75%, 03/15/2054(b)	8,000	8,129
7.95%, 10/15/2054(b)(c)	95,000	98,819
		178,771
Renewable Electricity–0.07%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	83,000	80,573
Idaho Power Co., 5.20%, 08/15/2034	5,000	5,026
Oglethorpe Power Corp., 5.90%, 02/01/2055(b)	18,000	18,015
		103,614
Restaurants–0.47%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	68,000	67,400
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	220,000	225,060
McDonald’s Corp.,
4.80%, 08/14/2028	8,000	8,094
4.60%, 05/15/2030	98,000	98,053
4.95%, 08/14/2033	6,000	6,031
4.95%, 03/03/2035	74,000	73,682
5.45%, 08/14/2053	5,000	4,839
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	169,000	179,754
		662,913
Retail REITs–0.03%
Agree L.P., 5.63%, 06/15/2034	3,000	3,037
Kimco Realty OP LLC, 4.85%, 03/01/2035	14,000	13,484
Principal Amount		Value
Retail REITs–(continued)
Kite Realty Group L.P.,
4.95%, 12/15/2031	$8,000	$7,873
5.50%, 03/01/2034	2,000	2,004
NNN REIT, Inc.,
5.60%, 10/15/2033	3,000	3,043
5.50%, 06/15/2034	4,000	4,023
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,861
5.63%, 10/13/2032	2,000	2,065
5.38%, 09/01/2054	5,000	4,790
Regency Centers L.P.,
5.25%, 01/15/2034	1,000	1,001
5.10%, 01/15/2035	4,000	3,958
		47,139
Self-Storage REITs–0.08%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	54,000	54,237
5.41%, 09/12/2034	8,000	7,815
Extra Space Storage L.P.,
5.70%, 04/01/2028	2,000	2,055
5.40%, 02/01/2034	3,000	3,005
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	4,000	3,959
Prologis L.P.,
4.88%, 06/15/2028	2,000	2,023
5.13%, 01/15/2034	1,000	1,003
5.00%, 03/15/2034	6,000	5,968
5.00%, 01/31/2035	11,000	10,923
5.25%, 06/15/2053	1,000	950
5.25%, 03/15/2054	16,000	15,190
Public Storage Operating Co.,
5.13%, 01/15/2029	2,000	2,045
5.10%, 08/01/2033	2,000	2,017
5.35%, 08/01/2053	4,000	3,841
		115,031
Semiconductors–1.31%
Foundry JV Holdco LLC,
5.50%, 01/25/2031(b)	200,000	203,370
6.15%, 01/25/2032(b)	205,000	213,295
5.88%, 01/25/2034(b)	326,000	327,102
6.25%, 01/25/2035(b)	272,000	282,789
6.10%, 01/25/2036(b)	205,000	210,122
6.20%, 01/25/2037(b)	200,000	206,383
6.40%, 01/25/2038(b)	200,000	209,657
6.30%, 01/25/2039(b)	200,000	207,421
Micron Technology, Inc., 5.30%, 01/15/2031	5,000	5,057
		1,865,196
Single-Family Residential REITs–0.01%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	10,000	9,974
5.25%, 03/15/2035	10,000	9,817
		19,791
Soft Drinks & Non-alcoholic Beverages–0.10%
Coca-Cola Co. (The), 5.40%, 05/13/2064	21,000	20,540
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
PepsiCo, Inc.,
4.60%, 02/07/2030	$51,000	$51,478
5.00%, 02/07/2035	67,000	67,632
		139,650
Sovereign Debt–1.86%
Brazilian Government International Bond (Brazil), 6.13%, 03/15/2034	208,000	202,721
Colombia Government International Bond (Colombia), 7.75%, 11/07/2036	260,000	252,803
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	200,000	207,125
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	285,000	288,135
7.15%, 02/24/2055(b)	215,000	215,753
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	199,520
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	70,000	68,807
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	200,000	183,702
Republic of Poland Government International Bond (Poland),
5.75%, 11/16/2032	5,000	5,248
5.38%, 02/12/2035	270,000	271,695
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	29,950
6.63%, 02/17/2028(b)	138,000	141,852
5.88%, 01/30/2029(b)	90,000	89,783
7.13%, 01/17/2033(b)	106,000	108,390
5.75%, 03/24/2035(b)	190,000	172,021
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	205,991
		2,643,496
Specialized Finance–0.03%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	38,000	40,476
Specialty Chemicals–0.30%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	200,000	201,608
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	210,000	221,172
		422,780
Steel–0.65%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(f)	500,000	496,943
6.88%, 11/01/2029(b)	117,000	114,610
7.38%, 05/01/2033(b)	29,000	27,857
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	201,654
Principal Amount		Value
Steel–(continued)
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	$77,000	$76,065
		917,129
Systems Software–0.22%
Oracle Corp.,
6.25%, 11/09/2032	4,000	4,267
4.90%, 02/06/2033	4,000	3,935
4.70%, 09/27/2034	52,000	49,676
6.90%, 11/09/2052	4,000	4,413
5.38%, 09/27/2054	60,000	54,755
6.00%, 08/03/2055	56,000	55,968
5.50%, 09/27/2064	44,000	39,921
6.13%, 08/03/2065	93,000	92,941
		305,876
Technology Hardware, Storage & Peripherals–0.07%
Apple, Inc., 4.25%, 02/09/2047	2,000	1,740
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	38,000	37,035
5.60%, 10/15/2054	57,000	54,269
		93,044
Tobacco–0.13%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	4,000	4,161
6.00%, 02/20/2034	4,000	4,170
7.08%, 08/02/2043	4,000	4,373
7.08%, 08/02/2053	5,000	5,502
Philip Morris International, Inc.,
5.00%, 11/17/2025	4,000	4,013
4.38%, 11/01/2027	20,000	19,996
5.13%, 11/17/2027	3,000	3,053
4.88%, 02/15/2028	4,000	4,053
5.25%, 09/07/2028	5,000	5,124
4.88%, 02/13/2029	12,000	12,129
4.63%, 11/01/2029	39,000	39,132
5.13%, 02/13/2031	4,000	4,071
4.75%, 11/01/2031	31,000	30,919
5.75%, 11/17/2032	5,000	5,236
5.38%, 02/15/2033	3,000	3,061
5.63%, 09/07/2033	4,000	4,150
4.90%, 11/01/2034	39,000	38,336
		191,479
Trading Companies & Distributors–0.53%
Air Lease Corp., Series B, 4.65%(c)(d)	97,000	94,599
Aircastle Ltd./Aircastle Ireland DAC, 5.25%, 03/15/2030(b)	150,000	149,557
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	24,000	23,375
GATX Corp.,
5.50%, 06/15/2035	31,000	31,017
6.05%, 06/05/2054	34,000	34,254
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	200,000	203,904
5.13%, 07/17/2034(b)	209,000	211,539
		748,245
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Transaction & Payment Processing Services–0.03%
Fiserv, Inc.,
5.38%, 08/21/2028	$4,000	$4,093
5.63%, 08/21/2033	5,000	5,150
5.45%, 03/15/2034	11,000	11,157
Mastercard, Inc., 4.85%, 03/09/2033	4,000	4,035
WEX, Inc., 6.50%, 03/15/2033(b)	23,000	22,766
		47,201
Wireless Telecommunication Services–0.30%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(c)	91,000	91,374
7.13%, 04/15/2055(c)	63,000	62,810
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	125,400	125,731
T-Mobile USA, Inc.,
5.65%, 01/15/2053	4,000	3,905
6.00%, 06/15/2054	3,000	3,065
5.88%, 11/15/2055	125,000	125,929
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(c)	25,000	18,983
		431,797
Total U.S. Dollar Denominated Bonds & Notes (Cost $57,952,537)		58,557,833
U.S. Government Sponsored Agency Mortgage-Backed Securities–30.26%
Collateralized Mortgage Obligations–0.47%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(i)	38,128	5,350
6.50%, 04/25/2029 to 02/25/2033(i)(j)	123,929	14,891
7.50%, 11/25/2029(i)	5,958	656
6.00%, 02/25/2033 to 03/25/2036(i)(j)	112,422	17,386
5.50%, 09/25/2033 to 06/25/2035(i)(j)	165,060	22,660
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(i)	14,394	300
2.65% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(e)(i)	17,038	973
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(i)	1,315	116
3.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(i)	28,034	2,413
2.80% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(i)	1,479	140
3.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(i)	7,061	629
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(e)(i)	2,615	244
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(i)	2,256	222
2.55% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(e)(i)	7,084	605
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
3.35% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(i)	$228	$24
3.55% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(e)(i)	105,808	11,199
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(i)	8,107	538
3.80% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(i)	41,355	5,805
7.00%, 04/25/2033(i)	1,581	271
1.60% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(i)	20,917	1,588
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(i)	5,990	300
2.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(i)	13,727	851
2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(i)	52,203	4,365
3.50%, 08/25/2035(i)	129,175	13,643
1.65% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(e)(i)	55,089	4,948
4.00%, 04/25/2041 to 08/25/2047(i)	44,304	6,478
2.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(i)	13,317	1,063
1.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(i)	36,705	4,151
5.50%, 07/25/2046(i)	36,095	4,859
1.45% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(i)	251,496	24,200
6.50%, 10/25/2028 to 10/25/2031	25,256	25,634
6.00%, 11/25/2028 to 12/25/2031	30,885	31,694
4.70% (30 Day Average SOFR + 0.36%), 08/25/2035(e)	237	235
8.23% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	21,851	25,413
7.87% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	13,242	15,276
7.87% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	11,118	12,221
5.39% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	8,823	8,917
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(j)	$1,901,294	$5,939
Series K735, Class X1, IO, 0.96%, 05/25/2026(j)	1,948,273	15,599
Series K083, Class AM, 4.03%, 10/25/2028(k)	23,000	22,728
Series K085, Class AM, 4.06%, 10/25/2028(k)	23,000	22,792
Series K089, Class AM, 3.63%, 01/25/2029(k)	39,000	38,042
Series K088, Class AM, 3.76%, 01/25/2029(k)	92,000	90,183
Series K093, Class X1, IO, 0.94%, 05/25/2029(j)	1,608,114	52,116
Freddie Mac REMICs,
IO, 3.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(e)(i)	13,189	398
3.00%, 06/15/2027 to 12/15/2027(i)	48,599	1,060
2.50%, 05/15/2028(i)	13,573	330
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(i)	361	21
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(i)	110,472	6,627
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(i)	11,432	683
2.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(i)	10,101	577
1.69% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(i)	2,589	124
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(i)	2,485	268
1.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(i)	2,951	256
1.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(i)	86,720	8,111
1.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(i)	18,200	1,562
1.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(i)	34,352	3,325
4.00%, 03/15/2045(i)	1,594	7
6.50%, 02/15/2028 to 06/15/2032	106,850	109,092
8.00%, 03/15/2030	189	197
5.46% (30 Day Average SOFR + 1.11%), 02/15/2032(e)	291	293
3.50%, 05/15/2032	4,454	4,359
8.39% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	3,135	3,447
4.86% (30 Day Average SOFR + 0.51%), 09/15/2035(e)	462	457
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(l)	$860	$842
IO, 3.00%, 12/15/2027(i)	19,533	564
3.15%, 12/15/2027(j)	5,613	156
7.00%, 09/01/2029(i)	718	71
7.50%, 12/15/2029(i)	17,299	1,890
6.00%, 12/15/2032(i)	10,728	1,252
		663,626
Commercial & Residential Mortgage Finance–22.49%
TBA, 2.00%, 04/01/2040 to 04/01/2055(m)	1,286,000	1,112,845
2.50%, 04/01/2055(m)	6,130,000	5,098,138
3.00%, 04/01/2055(m)	5,474,165	4,744,993
3.50%, 04/01/2055(m)	2,923,000	2,636,423
4.00%, 04/01/2055(m)	2,359,000	2,198,278
5.00%, 04/01/2055(m)	6,424,752	6,297,585
5.50%, 04/01/2055(m)	5,982,142	5,975,125
6.00%, 04/01/2055(m)	3,813,000	3,873,239
		31,936,626
Federal Home Loan Mortgage Corp. (FHLMC)–0.13%
9.00%, 05/01/2025	1	0
6.50%, 07/01/2028 to 04/01/2034	24,773	25,614
6.00%, 10/01/2029	21,971	22,518
7.00%, 10/01/2031 to 10/01/2037	11,797	12,335
5.00%, 12/01/2034	481	485
5.50%, 09/01/2039	58,794	59,843
4.00%, 11/01/2048 to 07/01/2049	73,770	69,550
		190,345
Federal National Mortgage Association (FNMA)–0.21%
7.00%, 01/01/2030 to 12/01/2032	4,118	4,300
3.50%, 12/01/2030 to 05/01/2047	287,343	264,726
6.50%, 09/01/2031 to 01/01/2034	1,530	1,578
7.50%, 01/01/2033	561	576
5.50%, 02/01/2035 to 05/01/2036	28,916	29,470
		300,650
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–6.96%
7.00%, 03/15/2026 to 08/15/2031	$271	$276
6.50%, 11/15/2031	568	581
6.00%, 11/15/2032	368	376
4.00%, 07/20/2049	22,226	20,989
IO, 2.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(i)	15,521	1,144
2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(i)	87,299	5,742
4.50%, 09/16/2047(i)	88,421	12,509
1.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(i)	91,242	10,919
TBA, 2.00%, 04/01/2055(m)	345,000	282,215
2.50%, 04/01/2055(m)	1,767,000	1,507,386
4.50%, 04/01/2055(m)	1,998,000	1,917,143
5.00%, 04/01/2055(m)	1,518,000	1,493,254
5.50%, 04/01/2055(m)	2,392,000	2,397,290
6.00%, 04/01/2055(m)	2,193,000	2,225,999
		9,875,823
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $44,189,177)		42,967,070

Asset-Backed Securities–23.35%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(k)	534	532
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 5.25% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	307,000	305,773
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	360,796
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	20,995	20,299
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	79,604	74,860
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(k)	8,726	8,360
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	67,852	58,401
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	173,267	149,607
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	300,499	277,082
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	79,604	80,354
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	262,461	261,773
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	325,738	327,499
Apidos CLO XII, Series 2013-12A, Class ARR, 5.38% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(e)	174,201	174,055
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(e)	302,000	301,425
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$560,000	$551,406
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	103,794
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	362,434
Bain Capital Credit CLO Ltd., Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	175,000	174,295
Banc of America Commercial Mortgage Trust, Series 2015- UBS7, Class AS, 3.99%, 09/15/2048(k)	70,000	69,430
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	28,366	24,371
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(k)	7,821	6,859
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	18,639	15,874
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(j)	1,427,113	38,888
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	90,000	91,002
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	276,629	235,913
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	276,629	226,898
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	245,839	217,715
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	281,863	240,728
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	343,691	281,904
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	18,812	17,897
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	21,490	20,424
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(j)	1,127,696	13,422
Series 2018-B3, Class C, 4.55%, 04/10/2051(k)	42,000	36,789
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	82,784
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	60,299
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	278,000	276,534
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	45,948	44,133
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	$201,465	$200,987
Series 2021-VOLT, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	250,000	247,936
Series 2021-VOLT, Class B, 5.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	225,000	222,887
Series 2021-VOLT, Class D, 6.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	100,000	98,778
Series 2024-VLT5, Class A, 5.05%, 11/13/2046(b)(k)	180,000	179,569
Series 2024-VLT5, Class B, 5.41%, 11/13/2046(b)(k)	130,000	129,371
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	131,620
Series 2022-LBA6, Class A, 5.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	320,000	319,427
Series 2022-LBA6, Class B, 5.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	230,000	229,632
Series 2022-LBA6, Class C, 5.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	100,000	99,798
Series 2025-VLT6, Class A, 5.76% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	185,000	184,386
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class A1RR, 5.51% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(e)	191,868	191,935
Series 2015-5A, Class A1R3, 5.39% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(e)	199,474	199,238
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.89%, 11/13/2050(j)	559,586	9,326
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.37% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	233,667	233,712
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(k)	3,104	2,952
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(k)	18,012	16,356
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(k)	253,190	252,307
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(k)	19,763	17,925
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(k)	25,100	23,141
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.93%, 01/25/2036(k)	23,137	21,449
CIFC Funding Ltd., Series 2016-1A, Class AR3, 5.29% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(e)	131,000	130,410
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(j)	1,554,007	30,934
Principal Amount		Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	$50,467	$47,885
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	274,887	225,126
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(k)	243,793	245,709
Clover CLO LLC, Series 2021-3A, Class AR, 5.37% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(e)	265,000	263,386
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	77,118	68,588
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	195,558	174,351
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	199,562	187,650
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	266,698	257,838
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(k)	72,000	71,403
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,853	1,814
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	25,551	15,446
Series 2005-J4, Class A7, 5.50%, 11/25/2035	2,922	2,423
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	30,485	27,491
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	77,306	69,503
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(k)	276,183	263,432
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(k)	115,000	103,771
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	238,755	237,643
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	160,916	162,288
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(k)	157,548	157,633
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	689,626
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.69%, 06/25/2034(k)	4,785	4,512
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	92,543	44,503
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	47,250	46,155
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	47,250	46,802
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	98,520
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(k)	$10,787	$10,209
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	4,165	4,114
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	25,461	21,992
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	201,675	175,749
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	229,762	228,782
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	146,004	144,763
Enterprise Fleet Financing LLC,
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	53,567
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	110,000	110,364
Extended Stay America Trust, Series 2021-ESH, Class B, 5.81% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(e)	194,884	194,801
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.08% (1 mo. Term SOFR + 0.76%), 11/25/2035(e)	51,622	21,194
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	408,059	362,735
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	130,673	116,572
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	250,000	248,275
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	317,191
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(k)	11,162	10,840
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(k)	29,000	23,689
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.36% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	237,881	237,498
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.44% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	250,000	249,250
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 5.65% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(e)	179,075	179,158
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 5.29% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(e)	451,000	449,351
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	46,157
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	266,546
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	233,219	206,288
Principal Amount		Value

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.51%, 07/25/2035(k)	$4,119	$3,875
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	107,993
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	98,239
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	31,888	31,967
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	99,829	96,351
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(k)	8,093	8,213
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	304,245	261,511
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(k)	66,081	65,726
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(k)	223,549	225,426
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(k)	245,000	222,881
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	193,082
Series 2015-C27, Class XA, IO, 0.82%, 02/15/2048(j)	370,823	4
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.39% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(e)	220,849	220,648
Life Mortgage Trust,
Series 2021-BMR, Class B, 5.31% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	63,010	62,640
Series 2021-BMR, Class C, 5.53% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	77,000	76,223
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.70% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(e)	691,573	691,989
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(e)	34,254	11,587
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	170,380	150,288
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	168,563	149,549
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(e)	3,568	3,325
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	214,222	189,404
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.13% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	125,000	124,269
Series 2021-STOR, Class B, 5.33% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	105,000	104,008
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(j)	$535,863	$10,334
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	77,404
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	55,141
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(k)	181,793	160,565
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(k)	181,109	182,071
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(k)	244,583	245,295
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(k)	185,451	186,358
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	187,000	187,973
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(e)	243,094	243,209
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.45% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(e)	256,000	255,656
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(k)	11,283	10,732
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(k)	16,876	15,874
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	198,454	185,814
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	93,512	93,585
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.27% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	250,000	248,326
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	264,362	220,513
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	229,749	203,992
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	235,000	210,843
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	178,119	177,247
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(k)	114,853	114,958
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	207,598	185,182
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.55% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(e)	518,000	516,252
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	101,917
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	250,000	248,144
Principal Amount		Value

PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(k)	$127,672	$128,931
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	209,171	194,905
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	243,655	241,274
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	375,700
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(k)	195,240	196,827
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(k)	172,100	173,189
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	224	179
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	2,987	2,431
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	5,708	5,638
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	192,229	186,359
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	318,423	294,550
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	104,805	95,091
Shackleton CLO Ltd., Series 2015- 7RA, Class ARR, 5.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	204,275	204,059
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.42% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	372,000	371,435
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	47,708	46,484
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	154,400	139,350
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	154,400	129,015
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	102,092	95,082
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	7,604	7,246
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(k)	14,599	13,699
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	303,905	263,918
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	233,048	207,006
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.41%, 09/25/2034(k)	1,766	1,734
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 6.03%, 11/25/2033(k)	16,514	16,213
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$192,518	$196,705
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	211,470	213,439
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	209,475	213,148
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	219,450	217,237
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	199,500	196,998
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	204,488	203,342
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.41% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	215,748	215,428
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	324,000	322,542
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.47% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(e)	250,000	249,359
Synchrony Card Funding LLC,
Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	427,060
Series 2024-A2, Class A, 4.93%, 07/15/2030	140,000	141,897
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	302,133	280,506
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(k)	11,646	11,370
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	352,000	352,233
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	248,440	229,561
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.40% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	195,000	195,099
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(j)	837,718	15,676
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	76,078
Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)	$28,775	$28,207
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)	31,279	30,690
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(k)	64,432	56,763
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	253,857	227,202
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	51,922	49,951
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	200,647	185,348
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	139,387	131,980
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	81,234	80,914
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	109,481	109,930
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(k)	138,071	137,322
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	27,971	26,720
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.51%, 10/25/2033(k)	14,808	14,300
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(k)	37,616	35,218
Series 2005-AR16, Class 1A1, 4.72%, 12/25/2035(k)	17,673	16,192
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(j)	829,134	15,683
Wendy’s Funding LLC, Series 2018- 1A, Class A2II, 3.88%, 03/15/2048(b)	55,639	53,937
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.45%, 04/10/2030(b)(k)	235,000	236,373
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	513,401
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	21,880	21,219
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	493,598	452,046
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	124,375	128,360
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	248,000	255,636
Total Asset-Backed Securities (Cost $34,765,568)		33,153,236
U.S. Treasury Securities–15.76%
U.S. Treasury Bills–0.35%
4.23%, 05/29/2025(n)(o)	500,000	496,591
U.S. Treasury Bonds–5.01%
4.75%, 02/15/2045	3,105,500	3,162,757
4.50%, 11/15/2054	4,011,000	3,953,342
		7,116,099
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
U.S. Treasury Notes–10.40%
3.88%, 03/31/2027	$2,693,900	$2,693,058
3.88%, 03/15/2028	807,800	807,705
4.00%, 03/31/2030	3,146,700	3,153,215
4.13%, 03/31/2032	588,300	590,001
4.63%, 02/15/2035	7,285,100	7,526,988
		14,770,967
Total U.S. Treasury Securities (Cost $22,152,672)		22,383,657
Shares
Preferred Stocks–0.51%
Aerospace & Defense–0.04%
Boeing Co. (The), 6.00%, Conv. Pfd.	1,000	59,830
Diversified Banks–0.01%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	12,008
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	13,475	349,407
Investment Banking & Brokerage–0.09%
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,600
Regional Banks–0.12%
M&T Bank Corp., 7.50%, Series J, Pfd.	6,570	171,477
Total Preferred Stocks (Cost $688,830)		718,322
Principal Amount
Agency Credit Risk Transfer Notes–0.45%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.44% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	$189,036	191,916
Series 2022-R04, Class 1M1, 6.34% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	100,854	101,832
Series 2023-R02, Class 1M1, 6.64% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	73,192	74,741
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.34% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	126,007	126,976
Series 2022-HQA3, Class M1, STACR®, 6.64% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	92,141	93,854
Series 2023-DNA1, Class M1, STACR®, 6.44% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	55,522	56,275
Total Agency Credit Risk Transfer Notes (Cost $636,752)		645,594
	Principal Amount		Value

Municipal Obligations–0.13%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025 (Cost $185,000)		$185,000	$185,172
Non-U.S. Dollar Denominated Bonds & Notes–0.08%(p)
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	112,177
	Shares
Money Market Funds–17.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(q)(r)		8,498,428	8,498,428
Invesco Treasury Portfolio, Institutional Class, 4.25%(q)(r)		15,799,508	15,799,508
Total Money Market Funds (Cost $24,297,936)			24,297,936
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-128.89% (Cost $184,980,037)			183,020,997
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.99%
Invesco Private Government Fund, 4.34%(q)(r)(s)		776,980	776,980
Invesco Private Prime Fund, 4.46%(q)(r)(s)		2,047,928	2,048,543
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,825,523)			2,825,523
TOTAL INVESTMENTS IN SECURITIES–130.88% (Cost $187,805,560)			185,846,520
OTHER ASSETS LESS LIABILITIES—(30.88)%			(43,852,112)
NET ASSETS–100.00%			$141,994,408
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $61,168,723, which represented 43.08% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2025.
(f)	All or a portion of this security was out on loan at March 31, 2025.
(g)	Restricted security. The value of this security at March 31, 2025 represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2025.

(k)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2025.

(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,123,631	$4,589,192	$(7,214,395)	$-	$-	$8,498,428	$87,252
Invesco Treasury Portfolio, Institutional Class	20,674,884	8,522,787	(13,398,163)	-	-	15,799,508	160,908
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	767,918	8,414,716	(8,405,654)	-	-	776,980	12,749*
Invesco Private Prime Fund	2,010,497	17,094,148	(17,056,102)	-	-	2,048,543	37,573*
Total	$34,576,930	$38,620,843	$(46,074,314)	$-	$-	$27,123,459	$298,482

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	9	June-2025	$1,864,547	$8,812	$8,812
U.S. Treasury 5 Year Notes	14	June-2025	1,514,188	(1,732)	(1,732)
U.S. Treasury 10 Year Notes	83	June-2025	9,231,156	81,841	81,841
U.S. Treasury Long Bonds	25	June-2025	2,932,031	30,803	30,803
U.S. Treasury Ultra Bonds	42	June-2025	5,134,500	42,231	42,231
Subtotal—Long Futures Contracts				161,955	161,955
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	152	June-2025	(17,347,000)	(211,705)	(211,705)
Total Futures Contracts				$(49,750)	$(49,750)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2025	Citibank, N.A.	EUR	145,000	USD	151,795	$(5,230)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$57,847,529	$710,304	$58,557,833
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	42,967,070	—	42,967,070
Asset-Backed Securities	—	33,153,236	—	33,153,236
U.S. Treasury Securities	—	22,383,657	—	22,383,657
Preferred Stocks	718,322	—	—	718,322
Agency Credit Risk Transfer Notes	—	645,594	—	645,594
Municipal Obligations	—	185,172	—	185,172
Non-U.S. Dollar Denominated Bonds & Notes	—	112,177	—	112,177
Money Market Funds	24,297,936	2,825,523	—	27,123,459
Total Investments in Securities	25,016,258	160,119,958	710,304	185,846,520
Other Investments - Assets*
Futures Contracts	163,687	—	—	163,687
Other Investments - Liabilities*
Futures Contracts	(213,437)	—	—	(213,437)
Forward Foreign Currency Contracts	—	(5,230)	—	(5,230)
	(213,437)	(5,230)	—	(218,667)
Total Other Investments	(49,750)	(5,230)	—	(54,980)
Total Investments	$24,966,508	$160,114,728	$710,304	$185,791,540

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund